Income Taxes	9 Months Ended
Sep. 30, 2022
Disclosure of Income Taxes Explanatory [Abstract]
Income taxes
18.	Income taxes

As reported in the Company’s prior year financial statements, in 2019 the Company received a notice from the CRA that it proposed to reduce the amount of expenditures reported, as Canadian Exploration Expenses (CEE) for the three-year period ended December 31, 2016. The Company has funded certain of its exploration expenditures, from time-to-time, with the proceeds from the issuance of flow-through shares and renounced, to subscribers, the expenditures which it determined to be CEE. The notice disputes the eligibility of certain types of expenditures previously audited and approved as CEE by the CRA. The Company strongly disagrees with the notice and responded to the CRA auditors with additional information for their consideration. In 2020, the CRA auditors responded to the Company’s submission and, although accepting additional expenditures as CEE, reiterated that their position remains largely unchanged and subsequently issued reassessments to the Company reflecting the additional CEE expenditures accepted and $2.3 million of Part Xll.6 tax owing. The Company has been made aware that the CRA has reassessed certain investors who subscribed for flow-through shares in 2013 and will reassess other investors with reduced CEE deductions. The Company’s and investors’ reassessments will be appealed to the courts. The Company has indemnified the investors that subscribed for the flow-through shares. The potential tax indemnification to the investors is estimated to be $11.0 million, plus $2.2 million potential interest. No provision has been recorded related to the tax, potential interest, nor the potential indemnity as the Company and its advisors do not consider it probable that there will ultimately be an amount payable.

During the year ended December 31, 2021, the Company deposited $9.2 million into the accounts of certain investors with the Receiver General, in return for their agreement to object to their respective assessments and agreement to repay the Company the full amount deposited on their behalf upon resolution of the Company’s appeal. The deposits made were recorded as long-term receivables on the statement of financial position. During the current quarter, the Company was made aware that the CRA reassessed one investor who subscribed for flow-through shares in 2015, and deposited $0.1 million into the investor’s account with the Receiver General.